SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Jun. 30, 2024
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

17.  SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the year ended June 30, 2024, 2023 and 2022, the transactions between the Group and related parties, are as follows:

		Value of transactions for the year ended
Party	Transaction type	06/30/2024	06/30/2023	06/30/2022
Joint ventures and associates	Sales and services	32,036,547	27,945,312	25,585,104
Joint ventures and associates	Purchases of goods and services	(61,946,096)	(60,847,857)	(62,876,997)
Joint ventures and associates	Equity contributions	—	—	3,000
Key management personnel	Salaries, social security benefits and other benefits	(10,209,376)	(5,002,881)	(4,042,348)
Shareholders and other related parties	Sales of goods and services	2,911,723	6,381,641	844,587
Shareholders and other related parties	Purchases of goods and services	(1,998,349)	(2,249,940)	(2,904,956)
Shareholders and other related parties	In-kind contributions	2,409,244	1,163,384	1,580,556
Shareholders and other related parties	Net loans granted	—	—	421,691
Shareholders and other related parties	Interest expenses	—	5,753	42,813
Parent company and related parties to Parent (Note 8.6)	Interest expenses	(45,852)	(462,575)	(817,170)
Total		(36,842,159)	(33,067,163)	(42,163,720)

The related balances owed by and to them as of June 30, 2024 and 2023 are as follows:

		Amounts receivable from related parties
Party	Transaction type	06/30/2024	06/30/2023
Shareholders and other related parties	Trade debtors	141,224	—
Shareholders and other related parties	Other receivables	—	3,792,429
Joint ventures and associates	Trade debtors	782,142	865,627
Joint ventures and associates	Other receivables	15,702,992	6,104,219
Total		16,626,358	10,762,275

		Amounts payable to related parties
Party	Transaction type	06/30/2024	06/30/2023
Parent company and related parties to Parent	Trade creditors	(729,171)	(644,191)
Parent company and related parties to Parent	Net loans payables	—	(3,491,691)
Key management personnel	Salaries, social security benefits and other benefits	(148,466)	(218,068)
Shareholders and other related parties	Trade and other payables	(37,985)	(35,292)
Joint ventures and associates	Trade creditors	(52,888,732)	(41,402,594)
Total		(53,804,354)	(45,791,836)